SUBSEQUENT EVENTS - Dividends - Total income available for disposal (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SUBSEQUENT EVENTS
Net income for period	$ 2,399,001	$ 3,031,238	$ 2,887,749	$ 2,001,178
Occasional reserve release at the disposal of the General Meeting of Shareholders	9,510,716
Total Income available for disposal of the General Meeting of Shareholders	$ 11,909,717